Note 15.6 b) - Employees' Postretirement Benefits and Other Benefits, Net periodic benefit cost (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined- Benefits
Plan Assets [Line Items]
Service cost-benefits earned during the year	$ 243	$ 165
Interest cost on projected benefit obligation	3,148	2,371
Expected return on plan assets	(2,682)	(1,995)
Amortization of prior service cost	64	59
Gain on translation	(1)	53
Periodic benefit cost before employees contributions	772	653
Employees' contributions	(223)	(179)
Net periodic benefit cost	549	474
Variable Contribution [Member]
Plan Assets [Line Items]
Service cost-benefits earned during the year	62	53
Interest cost on projected benefit obligation	36	19
Expected return on plan assets	(17)	(8)
Amortization of prior service cost	10	9
Gain on translation	0	6
Periodic benefit cost before employees contributions	91	79
Employees' contributions	0	(23)
Net periodic benefit cost	91	56
Health Care Benefit [Member]
Plan Assets [Line Items]
Service cost-benefits earned during the year	119	75
Interest cost on projected benefit obligation	797	1
Expected return on plan assets	0	0
Amortization of prior service cost	4	2
Gain on translation	0	104
Periodic benefit cost before employees contributions	920	811
Employees' contributions	0	0
Net periodic benefit cost	$ 920	$ 811